Prospectus Supplement

October 7, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2021

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
China Equity Portfolio
Counterpoint Global Portfolio
Developing Opportunity Portfolio
Emerging Markets Fixed Income Opportunities Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
Permanence Portfolio
U.S. Real Estate Portfolio
US Core Portfolio

Effective October 29, 2021, the following is hereby added as a category of purchases of Class A shares not subject to a front-end sales charge in the section of each Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares":

•  Current employees of financial intermediaries or their affiliates that have executed a selling agreement with the Distributor, such persons' spouses, children under the age of 21, and trust accounts for which any such person is a beneficiary, as permitted by internal policies of their employer.

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 30, 2021, as amended August 16, 2021

Next Gen Emerging Markets Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated July 14, 2021

Global Focus Real Estate Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated August 31, 2021

Multi-Asset Real Return Portfolio

Supplement dated October 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated September 13, 2021

U.S. Focus Real Estate Portfolio

Please retain this supplement for future reference.

  IFIFESCPROSPT 10/21